Derivative Financial Instruments (Details 2) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Total losses recognized in costs of products sold	$ (35.4)	$ (29.6)	$ (39.7)
Commodity contracts [Member]
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Total losses recognized in costs of products sold	(45.2)	(31.6)
Foreign currency exchange contracts [Member]
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Total losses recognized in costs of products sold	$ 9.8	$ 2.0